ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 04, 2024	Oct. 01, 2024
AGMCanada Holdings Limited AGMCanada Member
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Voting rights, rate		65.00%
AGM Energy [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling		49.00%
Chong Chao Ma [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling		16.00%
AGM Holdings [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, parent company	100.00%